Equity Investments (Schedule of Financial Information Related to Unconsolidated Entities Included in Consolidated Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Equity Investments [Abstract]
Current assets	$ 235,679	$ 240,086
Noncurrent assets	790,297	847,484
Total assets	1,025,976	1,087,570
Current liabilities	99,330	89,933
Noncurrent liabilities	1,616	1,941
Members' equity	924,909	995,569
Noncontrolling interest	121	127
Total liabilities and equity	$ 1,025,976	$ 1,087,570